Note 4 - Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 4 – Intangibles

Intangibles consisted of the following:

	March 31, 2014	December 31, 2013
Patent	$192,543	$184,906
Less accumulated amortization	(52,349)	(51,389)
	$140, 194	$133,517

The Company owns one U.S. patent on its vacuum safety blood drawing device issued in 2003. The Company owns two U.S. patents on its RevVac™ auto retractable vacuum safety syringe, the first issued in January 2005 and the second issued in January 2009 (see Note 10). The RevVac™ auto retractable vacuum safety syringe has international patents issued in China, Japan, and Mexico, and are pending issuance in Australia, Canada, Taiwan, and the European Union. The Company filed U.S. and international Patent Cooperation Treaty provisional patents on vacuum auto retraction designs for a prefilled safety syringe in 2011 and 2012, respectively. In 2013, the Company has decided not to pursue the issuance of its imaging segmentation software patents as written but has made improvements to the software technology and intends to file new provisional patents and copyright protection on these software improvements in the future.

For the three months ended March 31, 2014 and 2013, the Company recognized amortization expense of $960 and 2,559, respectively.

Note 4 – Intangibles

Intangibles consisted of the following:

	December 31,
	2013	2012
Patent	$184,906	$146,538
Less accumulated amortization	(51,389)	(39,851)
	$133,517	$106,687

The Company own one US patent on its vacuum safety blood drawing device issued in 2003. The Company owns two US patents on its RevVac™ auto retractable vacuum safety syringe, the first issued in January 2005 and the second issued in January 2009 (see Note 10). The RevVac™ auto retractable vacuum safety syringe has international patents issued in China, Japan, and Mexico, and are pending issuance in Australia, Canada, Taiwan, and the European Union. The Company filed US and international Patent Cooperation Treaty provisional patents on vacuum auto retraction designs for a prefilled safety syringe in 2011 and 2012, respectively. In 2013, the Company has decided not to pursue the issuance of its imaging segmentation software patents as written but has made improvements to the software technology and intends to file new provisional patents and copyright protection on these software improvements in the future.

During the year ended December 31, 2012, the Company impaired the cost of $15,000 licensing agreement which provided licensing rights to a Traxis biopsy software product because the Company decided not to pursue this technology.

For 2013 and 2012, the Company recognized amortization expense of $11,538 and $33,963, respectively.